Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 11,575	$ 10,601	$ 34,551	$ 32,233
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,966	4,380	14,791	13,381
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,580	1,691	5,002	5,430
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,126	3,631	11,831	10,568
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 903	$ 899	$ 2,927	$ 2,854